UBS PW EVENT & EQUITY FUND, L.L.C.
                              FINANCIAL STATEMENTS
                       WITH REPORT OF INDEPENDENT AUDITORS


                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002

                       UBS PW EVENT & EQUITY FUND, L.L.C.
                              FINANCIAL STATEMENTS
                       WITH REPORT OF INDEPENDENT AUDITORS


                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002

                                    CONTENTS


Report of Independent Auditors ............................................    1

Statement of Assets, Liabilities and Members' Capital .....................    2

Statement of Operations ...................................................    3

Statements of Changes in Members' Capital .................................    4

Statement of Cash Flows ...................................................    5

Notes to Financial Statements .............................................    6

                         Report of Independent Auditors

To the Members and Board of Directors of UBS PW Event & Equity Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of UBS PW Event & Equity Fund, L.L.C. (the "Fund") as of December 31, 2002, and the related statements of operations and cash flows for the year then ended and the statements of changes in members' capital for the year then ended and for the period from October 1, 2001 (commencement of operations) to December 31, 2001. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2002, by correspondence with management of the investment funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of UBS PW Event & Equity Fund, L.L.C. at December 31, 2002, the results of its operations and its cash flows for the year then ended and the changes in its members' capital for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

/S/ ERNST & Young LLP

New York, New York
February 14, 2003

                                              UBS PW EVENT & EQUITY FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------

ASSETS

Investments in funds, at value (cost $137,000,000)                 $136,898,578
Cash and cash equivalents                                            28,559,410
Advance subscription in Investment Fund                               1,000,000
Interest receivable                                                      12,453
--------------------------------------------------------------------------------

TOTAL ASSETS                                                        166,470,441
--------------------------------------------------------------------------------

LIABILITIES

Payables:
   Withdrawals payable                                               15,649,585
   PW Admin fee                                                         171,350
   Administration fee                                                    66,400
   Professional fees                                                     63,847
   Other payables                                                        19,748
--------------------------------------------------------------------------------

TOTAL LIABILITIES                                                    15,970,930
--------------------------------------------------------------------------------

NET ASSETS                                                         $150,499,511
--------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Capital contributions                                              $150,600,933
Accumulated net unrealized depreciation on investments                 (101,422)
--------------------------------------------------------------------------------

TOTAL MEMBERS' CAPITAL                                             $150,499,511
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                          UBS PW EVENT & EQUITY FUND, L.L.C.
                                                                     STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------------------

                                                                YEAR ENDED DECEMBER 31, 2002

--------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                                                         $   128,289
--------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                              128,289
--------------------------------------------------------------------------------------------

EXPENSES

PW Admin fee                                                                       1,704,035
Organization costs                                                                   183,433
Administration fee                                                                   161,970
Professional fees                                                                     80,615
Miscellaneous                                                                         57,800
--------------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                     2,187,853
--------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                               (2,059,564)
--------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED LOSS FROM INVESTMENTS

Net realized loss from investments                                                  (725,589)
Change in net unrealized appreciation/depreciation from investments                 (728,849)
--------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS                                 (1,454,438)
--------------------------------------------------------------------------------------------

NET DECREASE IN MEMBERS' CAPITAL
       DERIVED FROM OPERATIONS                                                   $(3,514,002)
--------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                                                             UBS PW EVENT & EQUITY FUND, L.L.C.
                                                                                      STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
                                                                                       PERIODS ENDED DECEMBER 31, 2002 AND 2001
--------------------------------------------------------------------------------------------------------------------------------

                                                                        PW FUND
                                                                     ADVISER L.L.C.            MEMBERS                 TOTAL
--------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT OCTOBER 1, 2001
     (COMMENCEMENT OF OPERATIONS)                                     $         --          $         --           $         --

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                                       (6,438)             (375,125)              (381,563)
  Change in net unrealized
     appreciation/depreciation from investments                              8,573               612,354                620,927
Incentive Allocation                                                        12,999                    --                 12,999
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
     DERIVED FROM OPERATIONS                                                15,134               237,229                252,363
--------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                   1,000,000            61,377,110             62,377,110
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL DERIVED
     FROM CAPITAL TRANSACTIONS                                           1,000,000            61,377,110             62,377,110
--------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2001                                   $1,015,134          $ 61,614,339           $ 62,629,473
--------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                                       (1,225)           (2,063,835)            (2,065,060)
  Net realized loss from investments                                        (4,508)             (726,577)              (731,085)
  Change in net unrealized
     appreciation/depreciation from investments                             (8,076)             (726,269)              (734,345)
Incentive allocation                                                        16,488                    --                 16,488
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
     DERIVED FROM OPERATIONS                                                 2,679            (3,516,681)            (3,514,002)
--------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                          --           107,365,461            107,365,461
  Members' withdrawals                                                     (12,998)          (15,858,017)           (15,871,015)
  Offering costs                                                              (189)             (110,217)              (110,406)
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED
     FROM CAPITAL TRANSACTIONS                                             (13,187)           91,397,227             91,384,040
--------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2002                                  $ 1,004,626          $149,494,885           $150,499,511
--------------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                     UBS PW EVENT & EQUITY FUND, L.L.C.

                                                               STATEMENT OF CASH FLOWS

--------------------------------------------------------------------------------------

                                                          YEAR ENDED DECEMBER 31, 2002

--------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in Members' capital derived from operations                 $  (3,514,002)
Adjustments to reconcile net decrease in Members' capital derived from operations to net cash used in operating activities:
  Purchases of investments                                                (106,000,000)
  Proceeds from disposition of investments                                  12,524,411
  Net realized loss on investments                                             725,589
  Change in net unrealized appreciation/depreciation on investments            728,849
  Offering costs                                                              (110,406)
  Changes in assets and liabilities:
  (Increase)/decrease in assets:
      Advance subscription in Investment Fund                               (1,000,000)
      Interest receivable                                                        3,006
  Increase/(decrease) in payables:
      PW Admin fee                                                             107,384
      Administration fee                                                        53,921
      Organization costs                                                       (20,821)
      Professional fees                                                         17,348
      Other payables                                                             5,298
--------------------------------------------------------------------------------------
NET CASH USED IN OPERATING ACTIVITIES                                      (96,479,423)

CASH FLOWS FROM FINANCING ACTIVITIES
Members' subscriptions                                                     107,365,461
Members' withdrawals                                                          (208,432)
Adviser withdrawals                                                            (12,998)
--------------------------------------------------------------------------------------
NET CASH PROVIDED BY FINANCING ACTIVITIES                                  107,144,031

Net increase in cash and cash equivalents                                   10,664,608
Cash and cash equivalents--beginning of year                                17,894,802
--------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF YEAR                                   $  28,559,410
--------------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

                                              UBS PW EVENT & EQUITY FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------

      1. ORGANIZATION

         UBS PW Event & Equity Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on July 20, 2001. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to maximize capital appreciation over the long-term. The Fund is a multi-manager fund that seeks to achieve its objective by deploying its assets primarily among a select group of portfolio managers who over time have produced attractive returns, primarily investing in securities and other instruments the market value of which is expected to be meaningfully affected by an anticipated event. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds"), in which the Fund invests as a limited partner or member along with other investors. The Fund commenced operations on October 1, 2001.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged PW Fund Advisor, L.L.C. ("PWFA", the "Adviser" and, when providing services under the Administration Agreement, the "Administrator"), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and the responsibility of the day-to-day management of the Fund.

         The Adviser is an indirect wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

         Initial and additional applications for interests by eligible investors may be accepted at such times as the Adviser may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests in the Fund.

         The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that it will recommend to the Directors that the Fund offer to repurchase interests twice each year, near mid-year and year-end. Members can only transfer or assign their membership interests (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or
         (ii) with the approval of the Directors, which may be withheld in their sole and absolute discretion.

                                              UBS PW EVENT & EQUITY FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------

      2. SIGNIFICANT ACCOUNTING POLICIES

         A. PORTFOLIO VALUATION

         Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

         The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements.

         Distributions received or withdrawals from Investment Funds, whether in the form of cash or securities, are first applied as a reduction of the investment's cost.

         B. INCOME RECOGNITION

         Interest  income is recorded on the accrual  basis.  Realized gains and
         losses  from  Investment  Fund   transactions  are  calculated  on  the
         identified cost basis.

         C. FUND COSTS

         The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; certain offering and organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

         D. INCOME TAXES

         No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

                                              UBS PW EVENT & EQUITY FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------

      2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         E. CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

         F. USE OF ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

      3. PW ADMIN FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND
         OTHER

         The Administrator provides certain administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund pays the Administrator a monthly fee (the "PW Admin Fee") at an annual rate of 1.25% of the Fund's net assets, excluding net assets attributable to the Administrator's capital account, Adviser's capital account and the Special Advisory Account. The PW Admin Fee is paid to the Administrator out of Fund assets and debited against the Members' capital accounts, excluding net assets attributable to the Administrator's capital account, Adviser's capital account and the Special Advisory Account, described below. A portion of the PW Admin Fee will be paid by PWFA to its affiliates.

         UBS PaineWebber Inc. ("UBS PWI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

         The net increase (or decrease) in Members' capital derived from operations (net profit or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the PW Admin Fee which is similarly allocated to all Members' other than the Adviser as described above. The Adviser will be entitled to receive, generally at the end of each fiscal year and upon a Member's withdrawal, an incentive allocation (the "Incentive Allocation") of 5% of the net profits, if any, that would have been credited to the Members' capital account for such period. A Special Advisory Account has been established by the Fund for crediting any Incentive Allocation due to the Adviser. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member.

                                              UBS PW EVENT & EQUITY FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------

      3. PW ADMIN FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         The Incentive Allocation for the year ended December 31, 2002 and the period ended December 31, 2001 was $16,488 and $12,999, respectively, and was recorded as an increase to the Special Advisory Account.

         Each Director who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed related to Directors by the Fund for the year ended December 31, 2002 were $21,000.

         PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian of the Fund's assets and provides custodial services for the Fund.

         PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Accounting and Investor Servicing Agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon
         (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PFPC Inc.

      4. SECURITIES TRANSACTIONS

         Aggregate purchases and proceeds from sales of Investment Funds for the year ended December 31, 2002, amounted to $106,000,000 and $12,524,411, respectively.

         The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedules K-1. The Fund has not yet received all such Schedules K-1 for the year ended December 31, 2002.

      5. INVESTMENTS

         As of December 31, 2002, the Fund had investments in Investment Funds, none of which were related parties. The Fund's investments are summarized below based on the investment objectives of the specific Investment Funds at December 31, 2002.

                                              UBS PW EVENT & EQUITY FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------

      5. INVESTMENTS (CONTINUED)

                  Investment Objective                          Cost                      Fair Value
                  --------------------                          ----                      ----------
                        Distressed                          $ 56,894,532                 $ 56,852,413
                        Long/Short Equity                     37,711,221                   37,683,303
                        Event Driven                          27,068,306                   27,048,267
                        Merger Arbitrage                       9,064,057                    9,057,347
                        Convertible Arbitrage                  6,261,884                    6,257,248
                                                            ------------                 ------------
                             Total                          $137,000,000                 $136,898,578
                                                            ============                 ============

         The following table lists the Fund's investments in Investment Funds as of December 31, 2002. The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 1% to 2% (per annum) of net assets and performance incentive fees or allocations of 20% of net profits earned. The Investment Funds provide for periodic redemptions, with lock up provisions of up to two years from initial investment. Detailed information about the Investment Funds' portfolios is not available.

                                                                        REALIZED AND
                                                                         UNREALIZED
                                                                         GAIN/(LOSS)          % OF
                                                                            FROM             MEMBERS'
INVESTMENT FUND:                                       COST              INVESTMENTS         FAIR VALUE       CAPITAL     LIQUIDITY
----------------                                       ----              -----------          ----------      -------     ---------
Aspen Capital Partners, L.P.(Series A)              $ 12,000,000        $   (33,770)        $ 11,966,230        7.95%     Annually
Blue Coast Partners II, L.P.                          10,000,000           (165,003)           9,891,388        6.57      Quarterly
Brencourt Multi-Strategy, L.P.                         5,000,000             111,576           5,111,576        3.39      Quarterly
Canyon Value Realization Fund, L.P.                   10,500,000             444,904          11,099,811        7.37      Annually
Epsilon Global Active Value Fund II-B, L.P.            6,000,000             236,360           6,236,360        4.14      Annually
Gracie Capital, L.P.                                   8,000,000           (166,481)           7,833,519        5.21      Annually
Hammerman Capital Partners(QP), L.P.                   4,000,000              67,274           4,067,274        2.70      Quarterly
Harbinger Distressed Investment Fund, L.P.            10,000,000             424,610          10,424,610        6.93      Quarterly
Harvest Capital, L.P.                                  5,500,000                 989           5,534,140        3.68      Annually
Ivory Capital II, L.P.                                 9,500,000           (204,916)           9,421,642        6.26      Annually
OZ Domestic Partners, L.P.                            11,000,000           (188,538)          10,867,664        7.22      Annually
OZF Credit Opportunities Fund II, L.P.                 5,500,000         (1,132,682)           4,417,851        2.94      Annually
Para Partner, L.P.                                    10,500,000           (481,587)          10,064,084        6.69      Quarterly
Satellite Credit Opportunity Fund                      1,000,000              36,407           1,036,407        0.69      Annually
Seneca Capital, L.P.                                  11,500,000           (574,259)          10,999,741        7.31      Annually
Stadia Capital Partners (QP), L.P.                     9,000,000             736,636           9,736,636        6.47      Quarterly
Whitney New Japan Partners, L.P.                       8,000,000             110,578           8,189,645        5.44      Quarterly
Redeemed Investment Funds                                     --           (676,536)                  --          --
                                                    ------------        ------------        ------------       -----
TOTAL                                               $137,000,000        $(1,454,438)         136,898,578       90.96
                                                    ============        ============

OTHER ASSETS, LESS LIABILITIES                                                                13,600,933        9.04
                                                                                            ------------      ------
MEMBERS' CAPITAL                                                                            $150,499,511      100.00%
                                                                                            ============      ======

                                              UBS PW EVENT & EQUITY FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------

      6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

         In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, equity swaps, distressed investing, merger arbitrage and convertible arbitrage. The Fund's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

      7. FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                                                                                  PERIOD FROM
                                                                                                                OCTOBER 1, 2001
                                                                                                               (COMMENCEMENT OF
                                                                                 YEAR ENDED                   OPERATIONS) THROUGH
                                                                              DECEMBER 31, 2002                DECEMBER 31, 2001
                                                                              -----------------                -----------------
         Ratio of net investment loss to average net assets***                         (1.57)%                       (3.90)%*
         Ratio of total expenses to average net assets***                               1.67%                         4.19%*
         Portfolio turnover rate                                                       10.80%                         0.00%
         Total return                                                                  (2.91)%**                     (0.10)%**
         Net asset value at end of period                                       $150,499,511                   $62,629,473

         *        Annualized.
         ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Adviser, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.
         *** The average net assets used in the above ratios is calculated by adding any withdrawals payable effective at the end of a period to the net assets for such period.

      8. SUBSEQUENT EVENTS

         Effective January 1, 2003, the Fund has redeemed $33,955,975 in interests from Investment Funds.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

DIRECTORS AND OFFICERS (Unaudited)
Information pertaining to the Directors and officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling UBS PaineWebber's Alternative Investment Group at 800-580-2359.

------------------------------------------------------------------------------------------------------------------------
                                                                                    NUMBER OF
                                                                                   PORTFOLIOS
                                                                                     IN FUND      OTHER TRUSTEESHIPS/
                                TERM OF OFFICE                                       COMPLEX         DIRECTORSHIPS
NAME, AGE, ADDRESS AND          AND LENGTH OF        PRINCIPAL OCCUPATION(S)        OVERSEEN       HELD BY DIRECTOR
POSITION(S) WITH FUND            TIME SERVED 1          DURING PAST 5 YEARS             BY        OUTSIDE FUND COMPANY
                                                                                    DIRECTOR 2
------------------------------------------------------------------------------------------------------------------------
                                              DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------
Meyer Feldberg, (60)                Term -       Dean and Professor of Mgmt of         36       Director of:
UBS PaineWebber Inc.              Indefinite     Graduate School of Business,                   Primedia, Inc.,
1285 Avenue of the Americas     Length - since   Columbia University                            Federated Department
New York, NY 10019                Inception                                                     Stores, Inc.,
Director                                                                                        Revlon, Inc. and
                                                                                                Select Medical, Inc.
------------------------------------------------------------------------------------------------------------------------
George W. Gowen, (73)               Term -       Law partner for Dunnington,           36       None
UBS PaineWebber Inc.              Indefinite     Bartholow & Miller
1285 Avenue of the Americas     Length - since
New York, NY 10019                Inception
Director
------------------------------------------------------------------------------------------------------------------------
M. Cabell Woodward, Jr., (73)       Term -       Retired                               14       None
UBS PaineWebber Inc.              Indefinite
1285 Avenue of the Americas     Length - since
New York, NY 10019                Inception
Director
------------------------------------------------------------------------------------------------------------------------
                                                INTERESTED DIRECTOR
------------------------------------------------------------------------------------------------------------------------
E. Garrett Bewkes, Jr., (76)        Term -       Consultant to UBS PaineWebber         36       Director of Interstate
UBS PaineWebber Inc.              Indefinite     Inc., since May 1999                           Bakeries Corporation
1285 Avenue of the Americas     Length - since   Director of PaineWebber, Inc.
New York, NY 10019                Inception      prior to November  2000
Director
------------------------------------------------------------------------------------------------------------------------
                                         OFFICER(S) WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------
Michael Mascis, (35)           Term-Indefinite   First Vice President / CFO of         N/A                N/A
UBS PaineWebber Inc.            Length - since   UBS PaineWebber Inc.'s,
1285 Avenue of the Americas       July 2002      Alternative Investment Group,
New York, NY 10019                               since July 2002.
Principal Accounting Officer                     Prior to July 2002, Partner
                                                 Arthur Andersen LLP
------------------------------------------------------------------------------------------------------------------------
Mark D. Goldstein, (37)        Term-Indefinite   Senior Associate General              N/A                N/A
UBS PaineWebber Inc.            Length - since   Counsel and First Vice
1285 Avenue of the Americas       Inception      President of UBS PaineWebber
New York, NY 10019                               Inc., since May 1998.
Secretary                                        Prior to May 1998, Associate of
                                                 Schulte Roth & Zabel
------------------------------------------------------------------------------------------------------------------------
Lisa Bloomberg,  (35)          Term-Indefinite   Associate General Counsel and         N/A                N/A
UBS PaineWebber Inc.           Length - since    First Vice President of UBS
1285 Avenue of the Americas       Inception      PaineWebber, Inc. since April
New York, NY 10019                               1999. Prior to April
Assistant Secretary                              1999Associate of Skadden, Arps,
                                                 Slate, Meagher & Flom, LLP.
------------------------------------------------------------------------------------------------------------------------

1 For Directors, their terms are for the duration of the term of the Fund, unless his status as a Director shall be sooner terminated by death, adjudicated incompetent, voluntarily withdraw, physically unable to perform duties, removed either by vote or written consent of at least two-thirds of the Directors or vote or written consent of Members holding not less than two-thirds of the total number of votes eligible to be cast by all Members.

2 Of the 36 funds/portfolios in the complex, 22 are advised by an affiliate of UBS PaineWebber, Inc., and 14 comprise UBS PaineWebber's Alternative Investment Group of Funds.